Derivative financial instruments - Summary of Maturities of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 6,454	$ 6,490
Derivative liabilities held for trading	(5,574)	(6,357)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	237	167
Derivative liabilities held for trading	(756)	(2,000)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,637	1,543
Derivative liabilities held for trading	(1,281)	(952)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,580	3,780
Derivative liabilities held for trading	(2,844)	(2,845)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	885	768
Derivative liabilities held for trading	(693)	(560)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	115	232
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,008	2,955
Derivative liabilities held for trading	(2,522)	(2,314)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	186	102
Derivative liabilities held for trading	(92)	(379)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,280	1,178
Derivative liabilities held for trading	(1,120)	(787)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,122	1,238
Derivative liabilities held for trading	(973)	(947)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	420	305
Derivative liabilities held for trading	(337)	(201)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	132
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,005	1,046
Derivative liabilities held for trading	(894)	(688)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	31	34
Derivative liabilities held for trading	(232)	(36)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	177	201
Derivative liabilities held for trading	(118)	(105)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	609	647
Derivative liabilities held for trading	(410)	(421)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	188	164
Derivative liabilities held for trading	(134)	(126)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	616	649
Derivative liabilities held for trading	(496)	(780)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	8	20
Derivative liabilities held for trading	(66)	(402)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	99	91
Derivative liabilities held for trading	(33)	(40)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	428	424
Derivative liabilities held for trading	(334)	(257)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	81	114
Derivative liabilities held for trading	(63)	(81)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	459	422
Derivative liabilities held for trading	(455)	(409)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5	2
Derivative liabilities held for trading	(188)	(101)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	66	49
Derivative liabilities held for trading	(4)	(11)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	328	313
Derivative liabilities held for trading	(224)	(258)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	60	58
Derivative liabilities held for trading	(39)	(39)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	343	349
Derivative liabilities held for trading	(328)	(569)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3	7
Derivative liabilities held for trading	(99)	(338)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14	22
Derivative liabilities held for trading	(6)	(3)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	288	267
Derivative liabilities held for trading	(194)	(197)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	38	53
Derivative liabilities held for trading	(29)	(31)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,023	1,069
Derivative liabilities held for trading	(879)	(1,597)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4	2
Derivative liabilities held for trading	(79)	(744)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	2
Derivative liabilities held for trading	0	(6)
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	805	891
Derivative liabilities held for trading	(709)	(765)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	98	74
Derivative liabilities held for trading	(91)	(82)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 115	$ 100